Digital Assets - Schedule of Additional Information About Digital Assets (Details) - Digital Asset [Member] - ETH [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Additional Information ETH [Line Items]
Opening balance	$ 7,123,300	$ 369,200
Cumulative-effect adjustment of opening balance due to adoption of fair value measurement		30,600
Addition of ETH staking reward and other services	14,300	41,000	1,800
Purchases of ETH in cash			46,300
Purchases of ETH from exchange of USDT	2,000,400	2,119,500	350,200
Purchases of ETH from exchange of USDC		2,894,400
Exchange of ETH into USDT	(9,009,500)
Exchange of ETH into USDC	(2,391,700)
Borrowings of ETH from a third party			41,600
Return of ETH to a third party		(48,500)
Payment of ETH for other expenses	(100)	(4,800)	(100)
Investment income from sales of ETH	24,600
Changes in fair value of ETH	2,238,700	1,721,900
Impairment of ETH			(70,600)
Ending balance		$ 7,123,300	$ 369,200